CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Earnings	$ 3,333	$ 3,266	$ 2,309
Other comprehensive income/(loss), net of tax
Change in unrealized loss on cash flow hedges	(153)	(21)	(138)
Change in unrealized gain/(loss) on net investment hedges	(458)	490	166
Other comprehensive income/(loss) from equity investees	38	(27)	0
Reclassification to earnings of loss on cash flow hedges	152	313	116
Reclassification to earnings of pension and other postretirement benefits amounts	12	19	17
Actuarial gain/(loss) on pension plans and other postretirement benefits	(52)	8	(34)
Foreign currency translation adjustments	4,599	(3,060)	(712)
Other comprehensive income/(loss), net of tax	4,138	(2,278)	(585)
Comprehensive income	7,471	988	1,724
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(801)	(160)	(229)
Comprehensive income attributable to controlling interests	6,670	828	1,495
Preference share dividends	(367)	(330)	(293)
Comprehensive income attributable to common shareholders	$ 6,303	$ 498	$ 1,202